Shareholder Report, Average Annual Return (Details)	12 Months Ended	72 Months Ended	83 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000222207 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.54%	8.31%	8.68%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	(0.62%)	2.26%
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.30%	13.60%	12.77%
60% Dow Jones Global Index/40% ICE BofA 0-3 Month Treasury [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%	9.48%	8.89%
ICE BofA 0-3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.48%	3.04%	2.65%
Dow Jones Global Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.20%	13.48%	12.65%